RESTATEMENT TO PREVIOUS PERIODS	3 Months Ended
Mar. 31, 2022
Restatement To Previous Periods
RESTATEMENT TO PREVIOUS PERIODS

3. RESTATEMENT TO PREVIOUS PERIODS

The comparative financial information of the Company as at March 31, 2021 has been adjusted as follows:

Vital Intelligence Inc. (“Vital”) acquisition

In the prior period financial statements as at March 31, 2021, the Company recorded the contingent consideration with respect to the Vital acquisition (note 4) as equity. Upon management’s review at December 31, 2021, management determined that the contingent consideration did not meet the criteria to recognize it as an asset and thus reclassified it as a contingent liability. This change also resulted in the removal of the contingent shares from the weighted average number of shares calculation.

As a result of the change, the following adjustments were made to the comparative financial information:

As at March 31, 2021	Amounts before restatement		Restatement		Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic & diluted		21,070,046		(90,000)		20,980,046
Net loss per share – basic and diluted		$(2.15)		$-		$(2.15)
For the three months ended March 31, 2021
Condensed consolidated interim statement of changes in shareholders’ equity	$		$		$
Share capital		75,459,911		(11,916,001)		63,543,910
Equity reserve		5,955,327		(1,831,607)		4,123,720
Balance at March 31, 2021		381,485		(13,747,308)		(13,366,123)

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)